Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	Variable Insurance Products Fund V
Central Index Key	0000823535
Amendment Flag	false
Document Creation Date	Jan. 02, 2013
Document Effective Date	Jan. 02, 2013
Prospectus Date	Apr. 28, 2012